UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 2/28/11

Item 1.  Schedule of Investments.

North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2011
Shares		Value

	COMMON STOCK - 98.2%
	AEROSPACE / DEFENSE - 1.7%
4,200	Lockheed Martin Corp.	$ 332,472
14,700	United Technologies Corp.	1,228,038
		1,560,510
	AUTO MANUFACTURERS - 1.3%
77,900	Ford Motor Co. *	1,172,395

	BANKS - 9.3%
57,930	Bank of New York Mellon Corp.	1,760,493
45,900	JPMorgan Chase & Co.	2,143,071
41,000	Morgan Stanley	1,216,880
44,300	US Bancorp	1,228,439
66,500	Wells Fargo & Co.	2,145,290
		8,494,173
	BEVERAGES - 2.8%
20,500	Coca-Cola Co.	1,310,360
20,000	PepsiCo, Inc.	1,268,400
		2,578,760
	BIOTECHNOLOGY - 0.9%
15,000	Celgene Corp. *	796,500

	CHEMICALS - 0.9%
8,300	Praxair, Inc.	824,854

	COMPUTERS - 9.6%
6,350	Apple, Inc. *	2,242,884
90,000	EMC Corp. *	2,448,900
40,700	Hewlett-Packard Co.	1,775,741
14,000	International Business Machines Corp.	2,266,320
		8,733,845
	COSMETICS / PERSONAL CARE - 2.6%
14,600	Colgate-Palmolive Co.	1,146,392
19,800	Procter & Gamble Co.	1,248,390
		2,394,782
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
30,800	American Express Co.	1,341,956
32,500	T Rowe Price Group, Inc.	2,176,850
		3,518,806
	ELECTRIC - 2.7%
14,500	Alliant Energy Corp.	571,010
22,700	Dominion Resources, Inc.	1,035,801
23,700	Southern Co.	903,207
		2,510,018
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
14,900	Emerson Electric Co.	888,934

	FOOD - 2.0%
21,600	General Mills, Inc.	802,224
19,700	HJ Heinz Co.	989,334
		1,791,558
North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011
Shares		Value

	HEALTHCARE-PRODUCTS - 4.1%
17,600	Baxter International, Inc.	$ 935,440
16,300	Johnson & Johnson	1,001,472
24,500	Medtronic, Inc.	978,040
13,900	Zimmer Holdings, Inc. *	866,526
		3,781,478
	INSURANCE - 2.0%
21,000	Berkshire Hathaway, Inc. *	1,832,880

	LEISURE TIME - 0.8%
17,100	Carnival Corp.	729,657

	MACHINERY-CONSTRUCTION & MINING - 2.3%
20,600	Caterpillar, Inc.	2,120,358

	MACHINERY-DIVERSIFIED - 2.0%
20,000	Deere & Co.	1,803,000

	MEDIA - 2.2%
27,000	Time Warner, Inc.	1,031,400
22,400	Walt Disney Co.	979,776
		2,011,176
	MINING - 1.6%
18,400	Freeport-McMoran Copper & Gold, Inc.	974,280
10,700	Vulcan Materials Co.	490,595
		1,464,875
	MISCELLANEOUS MANUFACTURING - 3.1%
20,000	3M Co.	1,844,600
19,000	Danaher Corp.	961,400
		2,806,000
	OIL & GAS - 13.8%
28,700	Chevron Corp.	2,977,625
19,000	ConocoPhillips	1,479,530
13,800	Devon Energy Corp.	1,261,872
32,000	Exxon Mobil Corp.	2,736,960
29,100	Marathon Oil Corp.	1,443,360
26,800	Occidental Petroleum Corp.	2,732,796
		12,632,143
	PACKAGING & CONTAINERS - 1.0%
30,800	Packaging Corp. of America	886,732

	PHARMACEUTICALS - 4.5%
28,000	Abbott Laboratories	1,346,800
35,000	Bristol-Myers Squibb Co.	903,350
17,000	Medco Health Solutions. Inc. *	1,047,880
24,000	Merck & Co., Inc.	781,680
		4,079,710

North Country Equity Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011
Shares		Value

	RETAIL - 8.1%
15,000	Costco Wholesale Corp.	$ 1,121,850
35,400	Home Depot, Inc.	1,326,438
20,300	Kohl's Corp.	1,093,967
20,000	Limited Brands, Inc.	640,400
15,400	McDonald's Corp.	1,165,472
24,800	TJX Cos., Inc.	1,236,776
16,300	Wal-Mart Stores, Inc.	847,274
		7,432,177
	SEMICONDUCTORS - 3.0%
20,000	Analog Devices, Inc.	797,600
90,500	Intel Corp.	1,943,035
		2,740,635
	SOFTWARE - 3.7%
58,800	Microsoft Corp.	1,562,904
55,000	Oracle Corp.	1,809,500
		3,372,404
	TELECOMMUNICATIONS - 5.0%
22,000	AT&T, Inc.	624,360
78,400	Cisco Systems, Inc. *	1,455,104
30,300	Qualcomm, Inc.	1,805,274
19,400	Verizon Communications, Inc.	716,248
		4,600,986
	TRANSPORTATION - 2.3%
11,500	Norfolk Southern Corp.	754,170
18,800	United Parcel Service Inc. - Cl. B	1,387,440
		2,141,610

	TOTAL COMMON STOCK ( Cost - $69,281,000)	89,700,956

	MONEY MARKET FUNDS - 0.9%
815,234	BlackRock Liquidity Funds TempCash Portfolio - 0.16%+	815,234
	TOTAL MONEY MARKET FUNDS ( Cost - $815,234)	815,234

	TOTAL INVESTMENTS - 99.1% ( Cost - $70,096,234)	$90,516,190
	OTHER ASSETS LESS LIABILITIES - 0.9%	831,616
	NET ASSETS - 100.0%	$91,347,806

* Non-Income producing security.
+ Variable rate security. Rate shown is as of February 28, 2011.

At February 28, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 21,134,450
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(714,494)
Net unrealized appreciation		$ 20,419,956

North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2011

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 76.1%
	AEROSPACE / DEFENSE - 2.8%
$ 500,000	Boeing Co.	3.5000	2/15/2015	$ 522,385
1,000,000	Boeing Co.	3.7500	11/20/2016	1,046,990
500,000	Rockwell Collins, Inc.	5.2500	7/15/2019	526,650
				2,096,025
	BANKS - 11.3%
1,100,000	American Express Centurion Bank	5.9500	6/12/2017	1,215,863
340,000	Bank of New York Mellon Corp.	4.6000	1/15/2020	352,203
1,000,000	JPMorgan Chase & Co.	4.7500	5/1/2013	1,066,090
1,000,000	Morgan Stanley	5.7500	10/18/2016	1,075,630
500,000	Morgan Stanley	6.7500	4/15/2011	503,475
2,000,000	US Bancorp	3.1500	3/4/2015	2,051,360
1,000,000	Wells Fargo & Co.	4.3750	1/31/2013	1,057,560
1,000,000	Wells Fargo & Co.	5.0000	11/15/2014	1,077,840
				8,400,021
	BEVERAGES - 2.1%
500,000	Coca-Cola Co.	4.8750	3/15/2019	539,865
1,000,000	PepsiCo, Inc.	3.1000	1/15/2015	1,036,660
				1,576,525
	CHEMICALS - 3.6%
500,000	Du Pont de Nemours & Co.	3.2500	1/15/2015	517,530
1,000,000	Monsanto Co.	5.1250	4/15/2018	1,078,070
500,000	Praxair, Inc.	3.2500	9/15/2015	513,655
500,000	Praxair, Inc.	5.2500	11/15/2014	555,585
				2,664,840
	COMMERCIAL SERVICES - 1.5%
1,000,000	Western Union Co.	5.9300	10/1/2016	1,113,230

	COMPUTERS - 2.3%
1,500,000	International Business Machines Corp.	5.7000	9/14/2017	1,705,590

	COSMETICS / PERSONAL CARE - 1.6%
625,000	Avon Products, Inc.	4.2000	7/15/2018	633,125
500,000	Procter & Gamble Co.	4.7000	2/15/2019	540,590
				1,173,715
	DIVERSIFIED FINANCIAL SERVICES - 14.4%
1,000,000	American Express Credit Corp.	5.1250	8/25/2014	1,080,700
500,000	Bear Stearns Cos, LLC	5.5500	1/22/2017	533,640
1,000,000	Bear Stearns Cos, LLC	5.7000	11/15/2014	1,103,880
1,000,000	BlackRock, Inc.	3.5000	12/10/2014	1,048,510
500,000	Caterpillar Financial Services Corp.	4.2500	2/8/2013	529,120
1,000,000	General Electric Capital Corp.	4.2500	6/15/2012	1,038,290
1,000,000	General Electric Capital Corp.	5.3750	10/20/2016	1,094,230
2,000,000	John Deere Capital Corp.	4.5000	4/3/2013	2,132,120
2,000,000	Merrill Lynch & Co., Inc.	5.0000	1/15/2015	2,120,220
				10,680,710
	ELECTRIC - 5.8%
1,000,000	Detroit Edison Co.	5.6000	6/15/2018	1,129,000
500,000	Dominion Resources, Inc.	5.1500	7/15/2015	548,730
1,000,000	Duke Energy Ohio, Inc.	2.1000	6/15/2013	1,020,020
1,000,000	Indiana Michigan Power Co.	6.3750	11/1/2012	1,074,150
500,000	Southern Power Co.	4.8750	7/15/2015	539,450
				4,311,350
North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011

Principal Amount		Coupon Rate (%)	Maturity	Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
$ 500,000	Emerson Electric Co.	4.8750	10/15/2019	$ 535,460
1,000,000	Emerson Electric Co.	5.3750	10/15/2017	1,111,310
				1,646,770
	FOOD - 1.4%
500,000	Campbell Soup Co.	4.5000	2/15/2019	522,690
500,000	Kellogg Co.	4.2500	3/6/2013	528,670
				1,051,360
	FOREST PRODUCTS & PAPER - 1.4%
1,000,000	International Paper Co.	6.7500	9/1/2011	1,024,650

	HEALTHCARE-PRODUCTS - 0.7%
500,000	Baxter International, Inc.	4.5000	8/15/2019	521,295

	HEALTHCARE-SERVICES - 0.7%
500,000	UnitedHealth Group, Inc.	5.0000	8/15/2014	543,325

	INSURANCE - 3.7%
500,000	Berkshire Hathaway Finance Corp.	4.6000	5/15/2013	534,685
1,000,000	Berkshire Hathaway Finance Corp.	5.4000	5/15/2018	1,102,880
500,000	MetLife, Inc.	5.0000	6/15/2015	539,815
500,000	Prudential Financial, Inc.	4.5000	7/15/2013	525,495
				2,702,875
	IRON / STEEL - 0.8%
500,000	Nucor Corp.	5.8500	6/1/2018	562,110

	OIL & GAS - 2.2%
500,000	Apache Corp.	5.2500	4/15/2013	541,030
1,000,000	Occidental Petroleum Corp.	4.1250	6/1/2016	1,064,500
				1,605,530
	OIL & GAS SERVICES - 0.4%
300,000	BJ Services Co.	5.7500	6/1/2011	303,435

	PHARMACEUTICALS - 2.1%
1,500,000	Abbott Laboratories	4.1250	5/27/2020	1,511,070

	RETAIL - 6.4%
2,000,000	CVS Caremark Corp.	5.7500	8/15/2011	2,043,400
1,000,000	Lowe's Cos, Inc.	4.6250	4/15/2020	1,043,700
1,000,000	Starbucks Corp.	6.2500	8/15/2017	1,127,340
500,000	Wal-Mart Stores, Inc.	3.2000	5/15/2014	524,030
				4,738,470
	SOFTWARE - 0.7%
500,000	Microsoft Corp.	4.2000	6/1/2019	519,860

	TELECOMMUNICATIONS - 6.7%
1,000,000	AT&T, Inc.	5.6000	5/15/2018	1,102,710
1,000,000	AT&T, Inc.	5.6250	6/15/2016	1,120,080
500,000	BellSouth Corp.	5.2000	9/15/2014	549,170
500,000	Cisco Systems, Inc.	4.9500	2/15/2019	535,725
1,000,000	Verizon Communications, Inc.	5.5000	2/15/2018	1,093,390
500,000	Verizon Global Funding Corp.	4.3750	6/1/2013	533,130
				4,934,205

North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011

Principal Amount		Coupon Rate (%)	Maturity	Value
	TRANSPORTATION - 1.3%
$ 1,000,000	CSX Corp.	3.7000	10/30/2020	$ 941,970

	TOTAL CORPORATE BONDS ( Cost - $54,671,637)			56,328,931

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.4%
800,000	Federal Farm Credit Bank	3.6500	12/28/2018	803,312
2,000,000	Federal Farm Credit Bank	3.8000	12/14/2017	2,036,600
1,000,000	Federal Farm Credit Bank	4.6700	2/27/2018	1,094,520
2,000,000	Federal Home Loan Banks	0.8750	11/22/2013	1,981,860
1,990,000	Federal Home Loan Banks	4.3000	3/23/2020	1,994,955
2,000,000	Federal Home Loan Mortgage Corp.	1.1000	12/27/2012	2,013,880
500,000	Federal Home Loan Mortgage Corp.	2.2500	12/21/2015	497,660
1,500,000	Federal Home Loan Mortgage Corp.	2.5200	12/9/2014	1,539,810
1,000,000	Tennessee Valley Authority	4.5000	4/1/2018	1,082,260
2,000,000	United States Treasury Inflation Indexed Bonds	0.5000	4/15/2015	2,098,455
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,042,870)			15,143,312

	MONEY MARKET FUNDS - 2.5%
1,850,553	BlackRock Liquidity Funds TempCash Portfolio	0.1600+		1,850,553
	TOTAL MONEY MARKET FUNDS ( Cost - $1,850,553)			1,850,553

	TOTAL INVESTMENTS - 99.0% ( Cost - $71,565,060)			$73,322,796
	OTHER ASSETS LESS LIABILITIES - 1.0%			738,552
	NET ASSETS - 100.0%			$74,061,348

+ Variable rate security. Rate shown is as of February 28, 2011.

At February 28, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 1,967,177
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(209,441)
Net unrealized appreciation				$ 1,757,736

North Country Funds
PORTFOLIO OF INVESTMENTS
February 28, 2011 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2011 for the Funds assets and liabilities measured at fair value:

North Country Equity Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 89,700,956	$ -	$ -	$ 89,700,956
Money Market Funds	815,234	-	-	$ 815,234
Total	$ 90,516,190	$ -	$ -	$ 90,516,190
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 56,328,931	$ -	$ 56,328,931
U.S. Government & Agency Obligations		$ 15,143,312		$ 15,143,312
Money Market Funds	$ 1,850,553			$ 1,850,553
Total	$ 1,850,553	$ 71,472,243	$ -	$ 73,322,796
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       4/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      4/26/11

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      4/26/11